PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited)
1
Voya VACS Index Series MC Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: 98.6%
Communication Services: 3.5%
4,136
(1)
Charter
Communications, Inc.
- Class A
$ 1,524,240
0.3
11,819
Electronic Arts, Inc.
1,708,082
0.3
9,889
Fox Corp. - Class A
559,717
0.1
5,912
Fox Corp. - Class B
311,622
0.1
10,976
(1)
Frontier
Communications
Parent, Inc.
393,599
0.1
3,326
(1)
IAC, Inc.
152,796
0.0
16,626  Interpublic Group of
Cos., Inc.
451,562
0.1
5,023  Iridium
Communications, Inc.
137,228
0.0
739
(1)
Liberty Broadband
Corp. - Class A
62,815
0.0
4,934
(1)
Liberty Broadband
Corp. - Class C
419,637
0.1
7,416
(1)
Liberty Global Ltd.
- Class A
85,358
0.0
6,840
(1)
Liberty Global Ltd.
- Class C
81,875
0.0
1,037
(1)
Liberty Media Corp.-
Liberty Formula One
- Class A, Tracking
Stock
84,484
0.0
9,377
(1)
Liberty Media Corp.-
Liberty Formula One
- Class C, Tracking
Stock
844,024
0.2
877
(1)
Liberty Media Corp.-
Liberty Live - Class A,
Tracking Stock
58,970
0.0
2,076
(1)
Liberty Media Corp.-
Liberty Live - Class C,
Tracking Stock
141,459
0.0
7,061
(1)
Live Nation
Entertainment, Inc.
922,025
0.2
831
(1)
Madison Square
Garden Sports Corp.
161,812
0.0
11,190
Match Group, Inc.
349,128
0.1
7,188  New York Times Co.
- Class A
356,525
0.1
17,016
News Corp. - Class A
463,176
0.1
5,082
News Corp. - Class B
154,340
0.0
1,312  Nexstar Media Group,
Inc.
235,137
0.1
8,656
Omnicom Group, Inc.
717,669
0.1
388  Paramount Global
- Class A
8,827
0.0
26,458
(2)
Paramount Global
- Class B
316,438
0.1
26,431
(1)
Pinterest, Inc. - Class A
819,361
0.2
3,102
Playtika Holding Corp.
16,037
0.0
23,487
(1)
ROBLOX Corp. - Class
A
1,369,057
0.3
5,650
(1)
Roku, Inc.
397,986
0.1
9,620  Sirius XM Holdings,
Inc.
216,883
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Communication Services: (continued)
7,710
(1)
Take-Two Interactive
Software, Inc.
$ 1,597,898
0.3
3,528  TKO Group Holdings,
Inc.
539,114
0.1
19,967
(1)
Trade Desk, Inc.
- Class A
1,092,594
0.2
4,824
(1)
TripAdvisor, Inc.
68,356
0.0
3,610
(1)
Trump Media &
Technology Group
Corp.
70,539
0.0
108,548
(1)
Warner Bros
Discovery, Inc.
1,164,720
0.2
12,687
(1)
ZoomInfo
Technologies, Inc.
126,870
0.0
18,181,960
3.5
Consumer Discretionary: 10.2%
16,596
ADT, Inc.
135,091
0.0
2,661  Advance Auto Parts,
Inc.
104,338
0.0
2,813
(1)
Amer Sports, Inc.
75,192
0.0
10,496
(1)
Aptiv PLC
624,512
0.1
11,708
Aramark
404,160
0.1
1,136
(1)
AutoNation, Inc.
183,941
0.0
9,689  Bath & Body Works,
Inc.
293,770
0.1
9,525
Best Buy Co., Inc.
701,135
0.1
1,756
(1)
Birkenstock Holding
PLC
80,513
0.0
9,737
BorgWarner, Inc.
278,965
0.1
2,834
Boyd Gaming Corp.
186,562
0.0
2,577
(1)
Bright Horizons Family
Solutions, Inc.
327,382
0.1
2,932
Brunswick Corp.
157,888
0.0
2,835
(1)
Burlington Stores, Inc.
675,666
0.1
9,442
(1)
Caesars
Entertainment, Inc.
236,050
0.0
5,125
(1)
Capri Holdings Ltd.
101,116
0.0
6,919
(1)
CarMax, Inc.
539,128
0.1
45,891
(1)
Carnival Corp.
896,251
0.2
1,587
Carter's, Inc.
64,908
0.0
4,838
(1)
Carvana Co.
1,011,529
0.2
3,373
(1)
Cava Group, Inc.
291,461
0.1
1,223
(2)
Choice Hotels
International, Inc.
162,390
0.0
3,115
Churchill Downs, Inc.
345,983
0.1
1,430
(2)
Columbia Sportswear
Co.
108,237
0.0
51,794
(1)
Coupang, Inc.
1,135,842
0.2
2,553
(1)
Crocs, Inc.
271,129
0.1
12,691
D.R. Horton, Inc.
1,613,407
0.3
5,240  Darden Restaurants,
Inc.
1,088,662
0.2
6,783
(1)
Deckers Outdoor Corp.
758,407
0.2
2,503  Dick's Sporting Goods,
Inc.
504,505
0.1
132
(2)
Dillard's, Inc. - Class A
47,273
0.0
9,825
Dollar General Corp.
863,912
0.2
9,043
(1)
Dollar Tree, Inc.
678,858
0.1
1,555
Domino's Pizza, Inc.
714,445
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya VACS Index Series MC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
20,246
(1)
DraftKings, Inc. - Class
A
$ 672,370
0.1
1,683
(1)
Duolingo, Inc.
522,639
0.1
4,886
(1)
Dutch Bros, Inc.
- Class A
301,662
0.1
21,408
eBay, Inc.
1,449,964
0.3
4,987
(1)
Etsy, Inc.
235,287
0.0
5,471
Expedia Group, Inc.
919,675
0.2
2,430
(1)
Five Below, Inc.
182,068
0.0
4,694
(1)
Floor & Decor
Holdings, Inc. - Class A
377,726
0.1
17,548
(1)(2)
GameStop Corp.
- Class A
391,671
0.1
9,072
Gap, Inc.
186,974
0.0
6,925
Garmin Ltd.
1,503,625
0.3
10,168
Gentex Corp.
236,914
0.0
6,219
Genuine Parts Co.
740,932
0.1
1,279
(1)
Grand Canyon
Education, Inc.
221,293
0.0
6,095
H&R Block, Inc.
334,676
0.1
5,121
Harley-Davidson, Inc.
129,305
0.0
6,218
Hasbro, Inc.
382,345
0.1
10,713  Hilton Worldwide
Holdings, Inc.
2,437,743
0.5
1,833  Hyatt Hotels Corp.
- Class A
224,543
0.0
4,870
Kohl's Corp.
39,837
0.0
15,579  Las Vegas Sands
Corp.
601,817
0.1
2,415
Lear Corp.
213,051
0.0
5,864
Leggett & Platt, Inc.
46,384
0.0
10,285
Lennar Corp. - Class A
1,180,512
0.2
481
Lennar Corp. - Class B
52,463
0.0
3,961
(1)
Light & Wonder, Inc.
343,062
0.1
1,172
Lithia Motors, Inc.
344,029
0.1
11,594
LKQ Corp.
493,209
0.1
44,200
(1)(2)
Lucid Group, Inc.
106,964
0.0
12,244
Macy's, Inc.
153,785
0.0
1,556  Marriott Vacations
Worldwide Corp.
99,957
0.0
15,131
(1)
Mattel, Inc.
293,995
0.1
10,241
(1)
MGM Resorts
International
303,543
0.1
2,345
(1)
Mohawk Industries,
Inc.
267,752
0.1
819
Murphy USA, Inc.
384,774
0.1
18,547
Newell Brands, Inc.
114,991
0.0
4,522
Nordstrom, Inc.
110,563
0.0
19,615
(1)
Norwegian Cruise Line
Holdings Ltd.
371,900
0.1
125
(1)
NVR, Inc.
905,549
0.2
2,726
(1)
Ollie's Bargain Outlet
Holdings, Inc.
317,197
0.1
6,736
(1)
Penn Entertainment,
Inc.
109,864
0.0
825  Penske Automotive
Group, Inc.
118,784
0.0
3,779
(1)
Planet Fitness, Inc.
- Class A
365,089
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
2,303
Polaris, Inc.
$ 94,285
0.0
1,667
Pool Corp.
530,689
0.1
9,120
PulteGroup, Inc.
937,536
0.2
2,480
PVH Corp.
160,307
0.0
16,125
(1)(2)
QuantumScape Corp.
67,080
0.0
1,766
Ralph Lauren Corp.
389,827
0.1
676
(1)
RH
158,461
0.0
37,739
(1)(2)
Rivian Automotive, Inc.
- Class A
469,851
0.1
14,558
Ross Stores, Inc.
1,860,367
0.4
10,602  Royal Caribbean
Cruises Ltd.
2,178,075
0.4
6,286  Service Corp.
International
504,137
0.1
2,959
(1)
SharkNinja, Inc.
246,810
0.1
5,892
(1)
Skechers USA, Inc.
- Class A
334,548
0.1
10,391
Tapestry, Inc.
731,630
0.1
7,502
(2)
Tempur Sealy
International, Inc.
449,220
0.1
2,981
Texas Roadhouse, Inc.
496,724
0.1
2,274
Thor Industries, Inc.
172,392
0.0
4,447
Toll Brothers, Inc.
469,559
0.1
1,317
(1)
TopBuild Corp.
401,619
0.1
23,874
Tractor Supply Co.
1,315,457
0.3
2,938
Travel + Leisure Co.
136,000
0.0
2,070
(1)
Ulta Beauty, Inc.
758,738
0.2
8,319
(1)
Under Armour, Inc.
- Class A
51,994
0.0
8,408
(1)
Under Armour, Inc.
- Class C
50,028
0.0
1,675
Vail Resorts, Inc.
268,034
0.1
15,644
VF Corp.
242,795
0.1
4,340
(1)
Wayfair, Inc. - Class A
139,010
0.0
7,712
Wendy's Co.
112,827
0.0
2,366
Whirlpool Corp.
213,248
0.0
5,451
Williams-Sonoma, Inc.
861,803
0.2
1,312
Wingstop, Inc.
295,961
0.1
3,386  Wyndham Hotels &
Resorts, Inc.
306,467
0.1
4,476
Wynn Resorts Ltd.
373,746
0.1
3,808
(1)
YETI Holdings, Inc.
126,045
0.0
12,601
Yum! Brands, Inc.
1,982,893
0.4
52,341,254
10.2
Consumer Staples: 4.7%
18,685  Albertsons Cos., Inc.
- Class A
410,883
0.1
21,325  Archer-Daniels-
Midland Co.
1,023,813
0.2
5,749
(1)
BellRing Brands, Inc.
428,071
0.1
5,898
(1)
BJ's Wholesale Club
Holdings, Inc.
672,962
0.1
387
(1)
Boston Beer Co., Inc.
- Class A
92,431
0.0
2,177  Brown-Forman Corp.
- Class A
72,864
0.0
7,704  Brown-Forman Corp.
- Class B
261,474
0.0
5,937
Bunge Global SA
453,706
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya VACS Index Series MC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Staples: (continued)
8,585
Campbell Soup Co.
$ 342,713
0.1
1,655  Casey's General
Stores, Inc.
718,336
0.1
7,874
(1)
Celsius Holdings, Inc.
280,472
0.1
10,910  Church & Dwight Co.,
Inc.
1,201,082
0.2
5,551
Clorox Co.
817,385
0.2
270  Coca-Cola
Consolidated, Inc.
364,500
0.1
21,308
Conagra Brands, Inc.
568,284
0.1
17,053
(1)
Coty, Inc. - Class A
93,280
0.0
7,089
(1)
Darling Ingredients,
Inc.
221,460
0.0
2,403
(1)
e.l.f. Beauty, Inc.
150,884
0.0
8,379
Flowers Foods, Inc.
159,285
0.0
2,081
(1)
Freshpet, Inc.
173,077
0.0
24,663
General Mills, Inc.
1,474,601
0.3
4,184
(1)
Grocery Outlet Holding
Corp.
58,492
0.0
6,513
Hershey Co.
1,113,918
0.2
12,965
Hormel Foods Corp.
401,137
0.1
2,930
Ingredion, Inc.
396,165
0.1
4,614
JM Smucker Co.
546,344
0.1
11,724
Kellogg Co.
967,113
0.2
85,643
Kenvue, Inc.
2,053,719
0.4
29,671
Kroger Co.
2,008,430
0.4
6,354  Lamb Weston
Holdings, Inc.
338,668
0.1
7,436
(1)
Maplebear, Inc.
296,622
0.1
11,264
McCormick & Co., Inc.
927,140
0.2
7,641  Molson Coors
Beverage Co. - Class
B
465,108
0.1
6,833
(1)
Performance Food
Group Co.
537,279
0.1
1,844
(1)
Pilgrim's Pride Corp.
100,517
0.0
2,331
(1)
Post Holdings, Inc.
271,235
0.1
2,397  Reynolds Consumer
Products, Inc.
57,193
0.0
11
Seaboard Corp.
29,668
0.0
1,128
(1)
Smithfield Foods, Inc.
23,000
0.0
1,182  Spectrum Brands
Holdings, Inc.
84,572
0.0
21,981
Sysco Corp.
1,649,454
0.3
12,578  Tyson Foods, Inc.
- Class A
802,602
0.2
9,727
(1)
US Foods Holding
Corp.
636,729
0.1
32,014  Walgreens Boots
Alliance, Inc.
357,596
0.1
24,104,264
4.7
Energy: 5.8%
15,155  Antero Midstream
Corp.
272,790
0.1
12,970
(1)
Antero Resources
Corp.
524,507
0.1
16,180
APA Corp.
340,104
0.1
44,638
Baker Hughes Co.
1,961,840
0.4
9,990
Cheniere Energy, Inc.
2,311,686
0.4
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Energy: (continued)
10,316  Chesapeake Energy
Corp.
$ 1,148,377
0.2
2,714
Chord Energy Corp.
305,922
0.1
4,309
Civitas Resources, Inc.
150,341
0.0
32,645
Coterra Energy, Inc.
943,441
0.2
27,855
Devon Energy Corp.
1,041,777
0.2
8,435  Diamondback Energy,
Inc.
1,348,588
0.3
4,506
DT Midstream, Inc.
434,739
0.1
26,354
EQT Corp.
1,408,094
0.3
39,425
Halliburton Co.
1,000,212
0.2
12,494
Hess Corp.
1,995,667
0.4
6,913
HF Sinclair Corp.
227,299
0.0
86,700
Kinder Morgan, Inc.
2,473,551
0.5
5,255  Matador Resources
Co.
268,478
0.1
3,793
(2)
New Fortress Energy,
Inc.
31,520
0.0
17,320
NOV, Inc.
263,610
0.0
27,733
ONEOK, Inc.
2,751,668
0.5
11,608
Ovintiv, Inc.
496,822
0.1
29,260  Permian Resources
Corp.
405,251
0.1
10,600  Range Resources
Corp.
423,258
0.1
9,674
Targa Resources Corp.
1,939,347
0.4
18,929
TechnipFMC PLC
599,860
0.1
840  Texas Pacific Land
Corp.
1,112,992
0.2
5,698
Viper Energy, Inc.
257,265
0.0
3,226  Weatherford
International PLC
172,752
0.0
54,430
Williams Cos., Inc.
3,252,737
0.6
29,864,495
5.8
Financials: 16.5%
1,330  Affiliated Managers
Group, Inc.
223,480
0.0
11,590
(1)
Affirm Holdings, Inc.
523,752
0.1
24,696
Aflac, Inc.
2,745,948
0.5
38,666
(2)
AGNC Investment
Corp.
370,420
0.1
11,748
Allstate Corp.
2,432,658
0.5
12,272
Ally Financial, Inc.
447,560
0.1
3,209  American Financial
Group, Inc.
421,470
0.1
4,303  Ameriprise Financial,
Inc.
2,083,125
0.4
25,062  Annaly Capital
Management, Inc.
509,009
0.1
16,133  Arch Capital Group
Ltd.
1,551,672
0.3
8,274  Ares Management
Corp. - Class A
1,213,051
0.2
10,995  Arthur J Gallagher &
Co.
3,795,914
0.7
2,291
Assurant, Inc.
480,537
0.1
2,173
Assured Guaranty Ltd.
191,441
0.0
3,429  Axis Capital Holdings
Ltd.
343,723
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya VACS Index Series MC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
32,144  Bank of New York
Mellon Corp.
$ 2,695,917
0.5
4,752
Bank OZK
206,474
0.0
24,843
(1)
Block, Inc.
1,349,720
0.3
23,438
Blue Owl Capital, Inc.
469,698
0.1
1,014
BOK Financial Corp.
105,608
0.0
2,622
(1)
Brighthouse Financial,
Inc.
152,050
0.0
10,680
Brown & Brown, Inc.
1,328,592
0.3
9,789
Carlyle Group, Inc.
426,703
0.1
4,717  Cboe Global Markets,
Inc.
1,067,410
0.2
6,846  Cincinnati Financial
Corp.
1,011,291
0.2
19,645  Citizens Financial
Group, Inc.
804,856
0.2
968
CNA Financial Corp.
49,165
0.0
9,061
(1)
Coinbase Global, Inc.
- Class A
1,560,576
0.3
9,322  Columbia Banking
System, Inc.
232,491
0.0
5,928
Comerica, Inc.
350,108
0.1
5,514  Commerce
Bancshares, Inc.
343,136
0.1
12,701  Corebridge Financial,
Inc.
400,971
0.1
3,017
(1)
Corpay, Inc.
1,052,088
0.2
278
(1)
Credit Acceptance
Corp.
143,545
0.0
2,629  Cullen/Frost Bankers,
Inc.
329,151
0.1
11,183  Discover Financial
Services
1,908,938
0.4
6,168  East West Bancorp,
Inc.
553,640
0.1
13,972  Equitable Holdings,
Inc.
727,802
0.1
1,585  Evercore, Inc. - Class
A
316,556
0.1
1,899
Everest Re Group Ltd.
689,964
0.1
15,903
F.N.B. Corp.
213,895
0.0
1,701  FactSet Research
Systems, Inc.
773,343
0.1
11,603  Fidelity National
Financial, Inc.
755,123
0.1
24,102  Fidelity National
Information Services,
Inc.
1,799,937
0.3
30,212
Fifth Third Bancorp
1,184,310
0.2
4,467  First American
Financial Corp.
293,169
0.1
514  First Citizens
BancShares, Inc.
- Class A
953,018
0.2
5,695
First Hawaiian, Inc.
139,186
0.0
23,295
First Horizon Corp.
452,389
0.1
13,841  Franklin Resources,
Inc.
266,439
0.0
11,383
Global Payments, Inc.
1,114,623
0.2
3,702
Globe Life, Inc.
487,627
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
1,596  Hanover Insurance
Group, Inc.
$ 277,624
0.1
12,945  Hartford Financial
Services Group, Inc.
1,601,685
0.3
2,372
Houlihan Lokey, Inc.
383,078
0.1
64,563  Huntington
Bancshares, Inc.
969,091
0.2
4,720  Interactive Brokers
Group, Inc. - Class A
781,585
0.2
16,337
Invesco Ltd.
247,832
0.0
5,698  Janus Henderson
Group PLC
205,983
0.0
7,804  Jefferies Financial
Group, Inc.
418,060
0.1
2,708
Kemper Corp.
181,030
0.0
41,384
KeyCorp
661,730
0.1
985  Kinsale Capital Group,
Inc.
479,409
0.1
4,894
Lazard, Inc.
211,910
0.0
7,606
Lincoln National Corp.
273,132
0.1
8,007
Loews Corp.
735,923
0.1
3,329  LPL Financial
Holdings, Inc.
1,089,049
0.2
7,432
M&T Bank Corp.
1,328,470
0.3
566
(1)
Markel Corp.
1,058,199
0.2
1,652  MarketAxess Holdings,
Inc.
357,410
0.1
11,241  MGIC Investment
Corp.
278,552
0.1
1,193
Morningstar, Inc.
357,745
0.1
3,399
MSCI, Inc.
1,922,135
0.4
18,421
Nasdaq, Inc.
1,397,417
0.3
8,663
Northern Trust Corp.
854,605
0.2
145,112
(1)
NU Holdings Ltd./
Cayman Islands
- Class A
1,485,947
0.3
10,366  Old Republic
International Corp.
406,555
0.1
5,046  OneMain Holdings,
Inc.
246,649
0.0
3,389  Pinnacle Financial
Partners, Inc.
359,370
0.1
3,094
Popular, Inc.
285,793
0.1
1,486
Primerica, Inc.
422,812
0.1
10,147  Principal Financial
Group, Inc.
856,102
0.2
4,011  Prosperity Bancshares,
Inc.
286,265
0.1
16,075  Prudential Financial,
Inc.
1,795,256
0.3
9,063  Raymond James
Financial, Inc.
1,258,941
0.2
40,628  Regions Financial
Corp.
882,846
0.2
2,937  Reinsurance Group of
America, Inc.
578,295
0.1
2,294  RenaissanceRe
Holdings Ltd.
550,560
0.1
23,184
Rithm Capital Corp.
265,457
0.0
3,704
RLI Corp.
297,542
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya VACS Index Series MC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
30,046
(1)
Robinhood Markets,
Inc. - Class A
$ 1,250,515
0.2
6,188  Rocket Cos., Inc.
- Class A
74,689
0.0
4,575  Ryan Specialty
Holdings, Inc.
337,955
0.1
4,468
SEI Investments Co.
346,851
0.1
2,740
(1)(2)
Shift4 Payments, Inc.
- Class A
223,885
0.0
9,427
SLM Corp.
276,871
0.1
47,765
(1)
SoFi Technologies, Inc.
555,507
0.1
14,234  Starwood Property
Trust, Inc.
281,406
0.1
13,094
State Street Corp.
1,172,306
0.2
4,438
Stifel Financial Corp.
418,326
0.1
17,387
Synchrony Financial
920,468
0.2
6,291  Synovus Financial
Corp.
294,041
0.1
9,809  T. Rowe Price Group,
Inc.
901,153
0.2
2,228
TFS Financial Corp.
27,605
0.0
20,698
(1)
Toast, Inc. - Class A
686,553
0.1
3,803
TPG, Inc.
180,376
0.0
5,190  Tradeweb Markets,
Inc. - Class A
770,507
0.1
8,119
Unum Group
661,374
0.1
4,159
UWM Holdings Corp.
22,708
0.0
3,578  Virtu Financial, Inc.
- Class A
136,393
0.0
4,302
(3)
Voya Financial, Inc.
291,504
0.1
13,140
W.R. Berkley Corp.
935,042
0.2
7,631  Webster Financial
Corp.
393,378
0.1
4,800  Western Alliance
Bancorp
368,784
0.1
1,772
(1)
WEX, Inc.
278,240
0.1
110  White Mountains
Insurance Group Ltd.
211,839
0.0
4,503  Willis Towers Watson
PLC
1,521,789
0.3
2,901  Wintrust Financial
Corp.
326,247
0.1
18,243
XP, Inc. - Class A
250,841
0.0
6,466
Zions Bancorp NA
322,395
0.1
84,532,861
16.5
Health Care: 9.2%
4,648
(1)
10X Genomics, Inc.
- Class A
40,577
0.0
4,068
(1)
Acadia Healthcare Co.,
Inc.
123,342
0.0
12,843  Agilent Technologies,
Inc.
1,502,374
0.3
3,351
(1)
Align Technology, Inc.
532,340
0.1
5,761
(1)
Alnylam
Pharmaceuticals, Inc.
1,555,585
0.3
1,433
(1)
Amedisys, Inc.
132,739
0.0
7,748  AmerisourceBergen
Corp.
2,154,641
0.4
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
4,788
(1)
Apellis
Pharmaceuticals, Inc.
$ 104,714
0.0
30,328
(1)
Avantor, Inc.
491,617
0.1
1,785
(1)
Azenta, Inc.
61,832
0.0
22,772  Baxter International,
Inc.
779,486
0.2
6,515
(1)
Biogen, Inc.
891,513
0.2
8,443
(1)
BioMarin
Pharmaceutical, Inc.
596,836
0.1
845
(1)
Bio-Rad Laboratories,
Inc. - Class A
205,808
0.0
7,020
Bio-Techne Corp.
411,583
0.1
4,882
Bruker Corp.
203,775
0.0
10,892
Cardinal Health, Inc.
1,500,591
0.3
22,570
(1)
Centene Corp.
1,370,225
0.3
5,303
(1)
Certara, Inc.
52,500
0.0
2,284
(1)
Charles River
Laboratories
International, Inc.
343,788
0.1
657
Chemed Corp.
404,265
0.1
8,728
(1)
Cooper Cos., Inc.
736,207
0.1
2,108
(1)
DaVita, Inc.
322,461
0.1
8,860  DENTSPLY SIRONA,
Inc.
132,368
0.0
17,449
(1)
Dexcom, Inc.
1,191,592
0.2
5,616
(1)
Doximity, Inc. - Class A
325,896
0.1
22,011
(1)
Elanco Animal Health,
Inc.
231,115
0.0
4,425  Encompass Health
Corp.
448,164
0.1
2,521
(1)
Enovis Corp.
96,327
0.0
7,683
(1)
Envista Holdings Corp.
132,609
0.0
8,157
(1)
Exact Sciences Corp.
353,117
0.1
12,548
(1)
Exelixis, Inc.
463,272
0.1
3,944
(1)
Fortrea Holdings, Inc.
29,777
0.0
20,335  GE HealthCare
Technologies, Inc.
1,641,238
0.3
5,006
(1)
Globus Medical, Inc.
- Class A
366,439
0.1
1,171
(1)(2)
GRAIL, Inc.
29,907
0.0
5,520
(1)
Henry Schein, Inc.
378,065
0.1
9,937
(1)
Hologic, Inc.
613,808
0.1
5,392
Humana, Inc.
1,426,723
0.3
3,635
(1)
IDEXX Laboratories,
Inc.
1,526,518
0.3
7,124
(1)
Illumina, Inc.
565,218
0.1
7,111
(1)
Incyte Corp.
430,571
0.1
1,310
(1)
Inspire Medical
Systems, Inc.
208,657
0.0
3,123
(1)
Insulet Corp.
820,131
0.2
4,602
(1)
Intra-Cellular
Therapies, Inc.
607,096
0.1
6,996
(1)
Ionis Pharmaceuticals,
Inc.
211,069
0.0
8,061
(1)
IQVIA Holdings, Inc.
1,421,154
0.3
2,639
(1)
Jazz Pharmaceuticals
PLC
327,632
0.1
3,759
Labcorp Holdings, Inc.
874,870
0.2
1,940
(1)
Masimo Corp.
323,204
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya VACS Index Series MC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
1,136
(1)
Medpace Holdings,
Inc.
$ 346,128
0.1
931
(1)
Mettler-Toledo
International, Inc.
1,099,427
0.2
2,535
(1)
Molina Healthcare, Inc.
835,004
0.2
5,120
(1)
Natera, Inc.
724,019
0.1
4,459
(1)
Neurocrine
Biosciences, Inc.
493,165
0.1
11,503
Organon & Co.
171,280
0.0
1,648
(1)
Penumbra, Inc.
440,692
0.1
6,059
Perrigo Co. PLC
169,894
0.0
4,269
Premier, Inc. - Class A
82,306
0.0
9,713
QIAGEN NV
389,977
0.1
4,964
Quest Diagnostics, Inc.
839,909
0.2
2,952
(1)
QuidelOrtho Corp.
103,231
0.0
2,491
(1)
Repligen Corp.
316,955
0.1
6,502
ResMed, Inc.
1,455,473
0.3
5,420
Revvity, Inc.
573,436
0.1
18,731
(1)
Roivant Sciences Ltd.
188,996
0.0
17,240  Royalty Pharma PLC
- Class A
536,681
0.1
4,093
(1)
Sarepta Therapeutics,
Inc.
261,215
0.1
6,198
(1)
Solventum Corp.
471,296
0.1
6,735
(1)
Sotera Health Co.
78,530
0.0
4,407
STERIS PLC
998,847
0.2
2,076
Teleflex, Inc.
286,882
0.1
4,252
(1)
Tenet Healthcare Corp.
571,894
0.1
3,971
(1)
Ultragenyx
Pharmaceutical, Inc.
143,790
0.0
1,953
(1)
United Therapeutics
Corp.
602,051
0.1
2,529  Universal Health
Services, Inc. - Class B
475,199
0.1
6,596
(1)
Veeva Systems, Inc.
- Class A
1,527,831
0.3
53,070
Viatris, Inc.
462,240
0.1
4,752
(1)
Viking Therapeutics,
Inc.
114,761
0.0
2,635
(1)
Waters Corp.
971,182
0.2
3,246  West Pharmaceutical
Services, Inc.
726,714
0.1
8,859  Zimmer Biomet
Holdings, Inc.
1,002,662
0.2
47,157,003
9.2
Industrials: 15.8%
5,299
A.O. Smith Corp.
346,343
0.1
3,013
AAON, Inc.
235,406
0.0
1,377
Acuity Brands, Inc.
362,633
0.1
3,135  Advanced Drainage
Systems, Inc.
340,618
0.1
5,918
AECOM
548,776
0.1
2,783
AGCO Corp.
257,622
0.0
4,663
Air Lease Corp.
225,270
0.0
5,491
(1)
Alaska Air Group, Inc.
270,267
0.1
3,911
Allegion PLC
510,229
0.1
3,864  Allison Transmission
Holdings, Inc.
369,669
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
6,624
(1)
Amentum Holdings,
Inc.
$ 120,557
0.0
4,484
AMERCO
265,363
0.0
29,267
(1)
American Airlines
Group, Inc.
308,767
0.1
10,325
AMETEK, Inc.
1,777,345
0.3
10,343
(1)
API Group Corp.
369,866
0.1
1,942  Armstrong World
Industries, Inc.
273,589
0.1
746
(1)(2)
Avis Budget Group,
Inc.
56,621
0.0
3,245
(1)
Axon Enterprise, Inc.
1,706,708
0.3
6,319
(1)
AZEK Co., Inc.
308,936
0.1
5,639  Booz Allen Hamilton
Holding Corp.
589,727
0.1
5,063
(1)
Builders FirstSource,
Inc.
632,571
0.1
4,076  BWX Technologies,
Inc.
402,097
0.1
987
(1)
CACI International, Inc.
- Class A
362,150
0.1
2,018
Carlisle Cos., Inc.
687,129
0.1
6,735
(1)
Ceridian HCM Holding,
Inc.
392,853
0.1
5,192  CH Robinson
Worldwide, Inc.
531,661
0.1
17,904
(1)
Clarivate PLC
70,363
0.0
2,277
(1)
Clean Harbors, Inc.
448,797
0.1
39,034
CNH Industrial NV
479,338
0.1
1,571  Comfort Systems USA,
Inc.
506,380
0.1
8,491
(1)
Core & Main, Inc.
- Class A
410,200
0.1
18,569
(1)
CoStar Group, Inc.
1,471,222
0.3
2,187
Crane Co.
335,005
0.1
2,191
Crane Holdings Co.
112,617
0.0
6,110
Cummins, Inc.
1,915,118
0.4
1,706
Curtiss-Wright Corp.
541,263
0.1
28,807
Delta Air Lines, Inc.
1,255,985
0.2
5,369
Donaldson Co., Inc.
360,045
0.1
6,132
Dover Corp.
1,077,270
0.2
13,522  Dun & Bradstreet
Holdings, Inc.
120,887
0.0
2,035
EMCOR Group, Inc.
752,197
0.1
5,494
Equifax, Inc.
1,338,119
0.3
2,528
Esab Corp.
294,512
0.1
2,270
(1)
Everus Construction
Group, Inc.
84,194
0.0
6,228  Expeditors
International of
Washington, Inc.
748,917
0.1
25,600
Fastenal Co.
1,985,280
0.4
8,947  Ferguson Enterprises,
Inc.
1,433,578
0.3
5,871
Flowserve Corp.
286,740
0.1
15,509
Fortive Corp.
1,134,949
0.2
5,506  Fortune Brands
Innovations, Inc.
335,205
0.1
1,572
(1)
FTI Consulting, Inc.
257,934
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya VACS Index Series MC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
10,580
(1)
Gates Industrial Corp.
PLC
$ 194,778
0.0
2,592
(1)
Generac Holdings, Inc.
328,277
0.1
7,681
Genpact Ltd.
386,969
0.1
7,479
Graco, Inc.
624,571
0.1
5,248
(1)
GXO Logistics, Inc.
205,092
0.0
6,374
(1)
Hayward Holdings, Inc.
88,726
0.0
1,971
HEICO Corp.
526,631
0.1
3,632
HEICO Corp. - Class A
766,243
0.1
3,638
Hexcel Corp.
199,217
0.0
18,121  Howmet Aerospace,
Inc.
2,350,837
0.5
2,394
Hubbell, Inc.
792,199
0.2
1,744  Huntington Ingalls
Industries, Inc.
355,846
0.1
3,387
IDEX Corp.
612,945
0.1
18,049
Ingersoll Rand, Inc.
1,444,461
0.3
3,684
ITT, Inc.
475,825
0.1
5,512
Jacobs Solutions, Inc.
666,346
0.1
3,624  JB Hunt Transport
Services, Inc.
536,171
0.1
5,951
KBR, Inc.
296,419
0.1
2,546
(1)
Kirby Corp.
257,171
0.0
6,996  Knight-Swift
Transportation
Holdings, Inc.
304,256
0.1
8,469  L3Harris Technologies,
Inc.
1,772,646
0.3
1,571
Landstar System, Inc.
235,964
0.0
5,949
Leidos Holdings, Inc.
802,758
0.2
1,433  Lennox International,
Inc.
803,669
0.2
2,468  Lincoln Electric
Holdings, Inc.
466,847
0.1
1,566
(1)(2)
Loar Holdings, Inc.
110,638
0.0
16,619
(1)
Lyft, Inc. - Class A
197,268
0.0
2,073
ManpowerGroup, Inc.
119,985
0.0
9,639
Masco Corp.
670,296
0.1
2,801
(1)
MasTec, Inc.
326,905
0.1
9,081  MDU Resources
Group, Inc.
153,560
0.0
2,381
(1)
Middleby Corp.
361,864
0.1
1,655
MSA Safety, Inc.
242,772
0.0
2,052  MSC Industrial Direct
Co., Inc. - Class A
159,379
0.0
2,537
Nordson Corp.
511,764
0.1
7,386
nVent Electric PLC
387,174
0.1
8,650  Old Dominion Freight
Line, Inc.
1,431,142
0.3
2,917
Oshkosh Corp.
274,431
0.1
17,850
Otis Worldwide Corp.
1,842,120
0.4
3,819
Owens Corning
545,430
0.1
2,045
(1)
Parsons Corp.
121,084
0.0
3,701
(1)
Paycor HCM, Inc.
83,050
0.0
7,382
Pentair PLC
645,777
0.1
6,496
Quanta Services, Inc.
1,651,153
0.3
8,187
RB Global, Inc.
821,156
0.2
1,271
(1)
RBC Bearings, Inc.
408,970
0.1
2,968
Regal Rexnord Corp.
337,907
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
4,523  Robert Half
International, Inc.
$ 246,730
0.0
5,056  Rockwell Automation,
Inc.
1,306,369
0.3
12,495
Rollins, Inc.
675,105
0.1
1,859
Ryder System, Inc.
267,343
0.1
1,184
(1)
Saia, Inc.
413,725
0.1
2,045  Schneider National,
Inc. - Class B
46,728
0.0
2,178  Science Applications
International Corp.
244,524
0.0
6,681  Sensata Technologies
Holding PLC
162,148
0.0
1,895  Simpson
Manufacturing Co., Inc.
297,667
0.1
1,994
(1)
SiteOne Landscape
Supply, Inc.
242,151
0.0
2,313
Snap-on, Inc.
779,504
0.2
26,716
Southwest Airlines Co.
897,123
0.2
5,184
(1)
Spirit AeroSystems
Holdings, Inc. - Class A
178,641
0.0
9,610  SS&C Technologies
Holdings, Inc.
802,723
0.2
4,704
(1)(2)
Standardaero, Inc.
125,315
0.0
6,872  Stanley Black &
Decker, Inc.
528,319
0.1
11,915
Tetra Tech, Inc.
348,514
0.1
8,357
Textron, Inc.
603,793
0.1
2,889
Timken Co.
207,632
0.0
4,525
Toro Co.
329,194
0.1
8,677
TransUnion
720,104
0.1
4,777
(1)
Trex Co., Inc.
277,544
0.1
340
(1)(2)
U-Haul Holding Co.
22,222
0.0
14,639
(1)
United Airlines
Holdings, Inc.
1,010,823
0.2
2,928
United Rentals, Inc.
1,834,978
0.4
890
Valmont Industries, Inc.
253,979
0.0
11,044
Veralto Corp.
1,076,238
0.2
6,302
Verisk Analytics, Inc.
1,875,601
0.4
16,010  Vertiv Holdings Co.
- Class A
1,155,922
0.2
5,024
Vestis Corp.
49,738
0.0
1,546
Watsco, Inc.
785,832
0.2
1,880  WESCO International,
Inc.
291,964
0.1
7,623  Westinghouse Air
Brake Technologies
Corp.
1,382,431
0.3
8,004  WillScot Mobile Mini
Holdings Corp.
222,511
0.0
2,632
Woodward, Inc.
480,314
0.1
1,946
WW Grainger, Inc.
1,922,317
0.4
5,111
(1)
XPO, Inc.
549,841
0.1
10,806
Xylem, Inc.
1,290,885
0.2
80,814,069
15.8
Information Technology: 13.9%
6,658
(1)
Akamai Technologies,
Inc.
535,969
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya VACS Index Series MC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
5,236
(1)
Allegro MicroSystems,
Inc.
$ 131,581
0.0
4,740
Amdocs Ltd.
433,710
0.1
219
Amdocs Ltd.
20,038
0.0
5,041
Amkor Technology, Inc.
91,040
0.0
3,901
(1)
ANSYS, Inc.
1,234,901
0.2
1,013
(1)
Appfolio, Inc. - Class A
222,759
0.0
11,729
(1)
AppLovin Corp. - Class
A
3,107,833
0.6
2,345
(1)
Arrow Electronics, Inc.
243,481
0.1
4,932
(1)
Astera Labs, Inc.
294,292
0.1
3,843
Avnet, Inc.
184,810
0.0
6,266  Bentley Systems, Inc.
- Class B
246,504
0.1
4,507
(1)
BILL Holdings, Inc.
206,826
0.0
5,236  Broadridge Financial
Solutions, Inc.
1,269,521
0.3
21,540
(1)
CCC Intelligent
Solutions Holdings,
Inc.
194,506
0.0
6,008
CDW Corp.
962,842
0.2
6,325
(1)
Ciena Corp.
382,220
0.1
2,368
(1)
Cirrus Logic, Inc.
235,983
0.0
13,617
(1)
Cloudflare, Inc. - Class
A
1,534,500
0.3
7,685
Cognex Corp.
229,244
0.0
22,260  Cognizant Technology
Solutions Corp. - Class
A
1,702,890
0.3
5,575
(1)
Coherent Corp.
362,040
0.1
2,072
Concentrix Corp.
115,286
0.0
11,070
(1)
Confluent, Inc. - Class
A
259,481
0.1
34,277
Corning, Inc.
1,569,201
0.3
13,590
(1)
Datadog, Inc. - Class A
1,348,264
0.3
8,964
(1)
DocuSign, Inc.
729,670
0.1
2,689  Dolby Laboratories,
Inc. - Class A
215,954
0.0
6,383
(1)
DoubleVerify Holdings,
Inc.
85,341
0.0
9,945
(1)
Dropbox, Inc. - Class A
265,631
0.1
7,996
(1)
DXC Technology Co.
136,332
0.0
13,334
(1)
Dynatrace, Inc.
628,698
0.1
3,893
(1)
Elastic NV
346,866
0.1
5,892
(1)
Enphase Energy, Inc.
365,599
0.1
6,733
Entegris, Inc.
589,003
0.1
2,442
(1)
EPAM Systems, Inc.
412,307
0.1
1,851
(1)
Euronet Worldwide,
Inc.
197,779
0.0
2,585
(1)
F5, Inc.
688,308
0.1
1,061
(1)
Fair Isaac Corp.
1,956,654
0.4
4,768
(1)
First Solar, Inc.
602,818
0.1
3,316
(1)
Five9, Inc.
90,029
0.0
3,371
(1)
Gartner, Inc.
1,414,944
0.3
24,308
Gen Digital, Inc.
645,134
0.1
5,643
(1)
Gitlab, Inc. - Class A
265,221
0.1
4,396
(1)
GLOBALFOUNDRIES,
Inc.
162,256
0.0
1,880
(1)
Globant SA
221,314
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
6,252
(1)
GoDaddy, Inc. - Class
A
$ 1,126,235
0.2
3,660
(1)
Guidewire Software,
Inc.
685,738
0.1
58,710  Hewlett Packard
Enterprise Co.
905,895
0.2
41,921
HP, Inc.
1,160,792
0.2
2,216
(1)
HubSpot, Inc.
1,265,979
0.3
3,609
(1)
Informatica, Inc.
- Class A
62,977
0.0
781  Ingram Micro Holding
Corp.
13,855
0.0
1,207
(1)
IPG Photonics Corp.
76,210
0.0
4,770
Jabil, Inc.
649,054
0.1
3,243  Jack Henry &
Associates, Inc.
592,172
0.1
14,563
Juniper Networks, Inc.
527,035
0.1
7,792
(1)
Keysight Technologies,
Inc.
1,167,008
0.2
10,165
(1)
Kyndryl Holdings, Inc.
319,181
0.1
6,089
(1)
Lattice Semiconductor
Corp.
319,368
0.1
1,091
Littelfuse, Inc.
214,643
0.0
3,038
(1)
Lumentum Holdings,
Inc.
189,389
0.0
2,787
(1)
MACOM Technology
Solutions Holdings,
Inc.
279,759
0.1
2,710
(1)
Manhattan Associates,
Inc.
468,938
0.1
23,714  Microchip Technology,
Inc.
1,147,995
0.2
10,335
(1)
MicroStrategy, Inc.
- Class A
2,979,270
0.6
2,989
MKS Instruments, Inc.
239,568
0.1
3,202
(1)
MongoDB, Inc.
561,631
0.1
2,100  Monolithic Power
Systems, Inc.
1,217,958
0.2
3,729
(1)
nCino, Inc.
102,436
0.0
9,077
NetApp, Inc.
797,324
0.2
11,190
(1)
Nutanix, Inc. - Class A
781,174
0.2
7,239
(1)
Okta, Inc.
761,688
0.2
19,001
(1)
ON Semiconductor
Corp.
773,151
0.2
2,190
(1)
Onto Innovation, Inc.
265,735
0.1
92,103
(1)
Palantir Technologies,
Inc. - Class A
7,773,493
1.5
14,383
Paychex, Inc.
2,219,009
0.4
2,277
Paycom Software, Inc.
497,479
0.1
1,940
(1)
Paylocity Holding
Corp.
363,440
0.1
1,993
Pegasystems, Inc.
138,553
0.0
4,783
(1)
Procore Technologies,
Inc.
315,774
0.1
5,294
(1)
PTC, Inc.
820,305
0.2
13,726
(1)
Pure Storage, Inc.
- Class A
607,650
0.1
4,167
(1)
Qorvo, Inc.
301,732
0.1
3,570
(1)
RingCentral, Inc.
- Class A
88,393
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya VACS Index Series MC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
5,150
(1)
Sandisk Corp.
$ 245,191
0.1
12,649
(1)
SentinelOne, Inc.
- Class A
229,959
0.0
7,182  Skyworks Solutions,
Inc.
464,173
0.1
22,156
(1)
Super Micro Computer,
Inc.
758,621
0.2
3,370
TD SYNNEX Corp.
350,345
0.1
2,070
(1)
Teledyne Technologies,
Inc.
1,030,260
0.2
4,268
(1)
Teradata Corp.
95,945
0.0
6,984
Teradyne, Inc.
576,878
0.1
10,890
(1)
Trimble, Inc.
714,929
0.1
6,840
(1)
Twilio, Inc. - Class A
669,704
0.1
1,896
(1)
Tyler Technologies,
Inc.
1,102,315
0.2
184
Ubiquiti, Inc.
57,066
0.0
19,075
(1)
UiPath, Inc. - Class A
196,472
0.0
13,711
(1)
Unity Software, Inc.
268,598
0.1
2,086  Universal Display
Corp.
290,955
0.1
3,722
(1)
VeriSign, Inc.
944,904
0.2
6,706
Vontier Corp.
220,292
0.0
15,450
(1)
Western Digital Corp.
624,644
0.1
15,117
Western Union Co.
159,938
0.0
6,777
(1)(2)
Wolfspeed, Inc.
20,738
0.0
2,287
(1)
Zebra Technologies
Corp. - Class A
646,215
0.1
11,791
(1)
Zoom Video
Communications, Inc.
- Class A
869,822
0.2
4,166
(1)
Zscaler, Inc.
826,618
0.2
71,282,148
13.9
Materials: 5.3%
5,245
Albemarle Corp.
377,745
0.1
11,032
Alcoa Corp.
336,476
0.1
64,314
Amcor PLC
623,846
0.1
2,951
AptarGroup, Inc.
437,869
0.1
2,103
Ashland, Inc.
124,687
0.0
5,517
(1)
ATI, Inc.
287,050
0.1
3,582
Avery Dennison Corp.
637,489
0.1
9,732
(1)
Axalta Coating
Systems Ltd.
322,810
0.1
13,198
Ball Corp.
687,220
0.1
5,121  Berry Global Group,
Inc.
357,497
0.1
4,878
Celanese Corp.
276,924
0.1
7,760  CF Industries
Holdings, Inc.
606,444
0.1
6,666
Chemours Co.
90,191
0.0
21,545
(1)
Cleveland-Cliffs, Inc.
177,100
0.0
30,765
Corteva, Inc.
1,936,041
0.4
5,228
Crown Holdings, Inc.
466,651
0.1
31,476
Dow, Inc.
1,099,142
0.2
18,703  DuPont de Nemours,
Inc.
1,396,740
0.3
1,487
Eagle Materials, Inc.
330,010
0.1
5,154
Eastman Chemical Co.
454,119
0.1
10,006
Element Solutions, Inc.
226,236
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials: (continued)
5,567
FMC Corp.
$ 234,872
0.0
13,279  Graphic Packaging
Holding Co.
344,723
0.1
7,306
Huntsman Corp.
115,362
0.0
11,435  International Flavors &
Fragrances, Inc.
887,470
0.2
23,407
International Paper Co.
1,248,764
0.2
2,799
Louisiana-Pacific Corp.
257,452
0.1
11,641  LyondellBasell
Industries NV - Class A
819,526
0.2
2,741  Martin Marietta
Materials, Inc.
1,310,554
0.3
14,138
Mosaic Co.
381,867
0.1
5,781
(1)(2)
MP Materials Corp.
141,114
0.0
301
NewMarket Corp.
170,502
0.0
10,489
Nucor Corp.
1,262,246
0.3
5,163
Olin Corp.
125,151
0.0
3,964  Packaging Corp. of
America
784,951
0.2
10,340
PPG Industries, Inc.
1,130,679
0.2
2,406  Reliance Steel &
Aluminum Co.
694,733
0.1
2,936
Royal Gold, Inc.
480,065
0.1
5,684
RPM International, Inc.
657,525
0.1
1,924
Scotts Miracle-Gro Co.
105,608
0.0
6,504
Sealed Air Corp.
187,966
0.0
3,705
Silgan Holdings, Inc.
189,400
0.0
23,116
Smurfit WestRock PLC
1,041,607
0.2
4,379
Sonoco Products Co.
206,864
0.0
6,406
Steel Dynamics, Inc.
801,263
0.2
9,962  United States Steel
Corp.
420,994
0.1
5,714
(1)
Valvoline, Inc.
198,904
0.0
5,918
Vulcan Materials Co.
1,380,669
0.3
1,499
Westlake Corp.
149,945
0.0
26,983,063
5.3
Real Estate: 7.6%
4,555
Agree Realty Corp.
351,600
0.1
7,666  Alexandria Real Estate
Equities, Inc.
709,182
0.1
15,096  American Homes 4
Rent - Class A
570,780
0.1
12,705  Americold Realty Trust,
Inc.
272,649
0.1
6,344  AvalonBay
Communities, Inc.
1,361,549
0.3
7,022
Boston Properties, Inc.
471,808
0.1
13,397  Brixmor Property
Group, Inc.
355,690
0.1
4,627
Camden Property Trust
565,882
0.1
13,680
(1)
CBRE Group, Inc.
- Class A
1,789,070
0.4
7,466  Cousins Properties,
Inc.
220,247
0.0
19,443
Crown Castle, Inc.
2,026,544
0.4
10,004
CubeSmart
427,271
0.1
14,820  Digital Realty Trust,
Inc.
2,123,558
0.4

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya VACS Index Series MC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate: (continued)
2,196  EastGroup Properties,
Inc.
$ 386,825
0.1
3,341
EPR Properties
175,770
0.0
8,441  Equity LifeStyle
Properties, Inc.
563,015
0.1
16,891
Equity Residential
1,209,058
0.2
2,855  Essex Property Trust,
Inc.
875,257
0.2
9,353  Extra Space Storage,
Inc.
1,388,827
0.3
3,775  Federal Realty
Investment Trust
369,270
0.1
5,904  First Industrial Realty
Trust, Inc.
318,580
0.1
11,646  Gaming and Leisure
Properties, Inc.
592,781
0.1
15,790  Healthcare Realty
Trust, Inc.
266,851
0.1
31,239  Healthpeak Properties,
Inc.
631,653
0.1
4,663  Highwoods Properties,
Inc.
138,211
0.0
31,164  Host Hotels & Resorts,
Inc.
442,840
0.1
1,385
(1)
Howard Hughes
Holdings, Inc.
102,601
0.0
27,365
Invitation Homes, Inc.
953,670
0.2
13,020
Iron Mountain, Inc.
1,120,241
0.2
2,113
(1)
Jones Lang LaSalle,
Inc.
523,834
0.1
5,225
Kilroy Realty Corp.
171,171
0.0
29,455
Kimco Realty Corp.
625,624
0.1
3,893  Lamar Advertising Co.
- Class A
442,946
0.1
2,755
Lineage, Inc.
161,526
0.0
26,539
(2)
Medical Properties
Trust, Inc.
160,030
0.0
5,193  Mid-America
Apartment
Communities, Inc.
870,243
0.2
5,506
(1)
Millrose Properties,
Inc.
145,964
0.0
8,341  National Retail
Properties, Inc.
355,744
0.1
3,125  National Storage
Affiliates Trust
123,125
0.0
12,060  Omega Healthcare
Investors, Inc.
459,245
0.1
9,103  Park Hotels & Resorts,
Inc.
97,220
0.0
6,893
Rayonier, Inc.
192,177
0.0
38,980
Realty Income Corp.
2,261,230
0.4
8,073  Regency Centers
Corp.
595,464
0.1
9,844  Rexford Industrial
Realty, Inc.
385,393
0.1
4,799  SBA Communications
Corp.
1,055,828
0.2
347
(1)
Seaport Entertainment
Group, Inc.
7,450
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate: (continued)
14,469  Simon Property Group,
Inc.
$ 2,403,012
0.5
8,090
STAG Industrial, Inc.
292,211
0.1
5,637
Sun Communities, Inc.
725,144
0.1
14,679
UDR, Inc.
663,050
0.1
18,717
Ventas, Inc.
1,286,981
0.3
47,115
VICI Properties, Inc.
1,536,891
0.3
7,836
Vornado Realty Trust
289,854
0.1
32,598
Weyerhaeuser Co.
954,469
0.2
9,689
WP Carey, Inc.
611,473
0.1
2,067
(1)
Zillow Group, Inc.
- Class A
138,200
0.0
6,937
(1)
Zillow Group, Inc.
- Class C
475,601
0.1
38,792,380
7.6
Utilities: 6.1%
31,709
AES Corp.
393,826
0.1
11,457
Alliant Energy Corp.
737,258
0.1
11,898
Ameren Corp.
1,194,559
0.2
8,722  American Water Works
Co., Inc.
1,286,669
0.3
6,923
Atmos Energy Corp.
1,070,157
0.2
6,129  Brookfield Renewable
Corp.
171,122
0.0
28,859  CenterPoint Energy,
Inc.
1,045,562
0.2
1,528  Clearway Energy, Inc.
- Class A
43,487
0.0
3,664  Clearway Energy, Inc.
- Class C
110,909
0.0
13,309
CMS Energy Corp.
999,639
0.2
15,488  Consolidated Edison,
Inc.
1,712,818
0.3
9,245
DTE Energy Co.
1,278,306
0.2
17,013
Edison International
1,002,406
0.2
19,067
Entergy Corp.
1,630,038
0.3
11,259
Essential Utilities, Inc.
445,068
0.1
9,958
Evergy, Inc.
686,604
0.1
16,408
Eversource Energy
1,019,101
0.2
44,748
Exelon Corp.
2,061,988
0.4
25,747
FirstEnergy Corp.
1,040,694
0.2
2,376
IDACORP, Inc.
276,139
0.1
4,003
National Fuel Gas Co.
316,998
0.1
20,886
NiSource, Inc.
837,320
0.2
9,020
NRG Energy, Inc.
861,049
0.2
8,938
OGE Energy Corp.
410,790
0.1
97,650
PG&E Corp.
1,677,627
0.3
5,076  Pinnacle West Capital
Corp.
483,489
0.1
33,026
PPL Corp.
1,192,569
0.2
22,302  Public Service
Enterprise Group, Inc.
1,835,455
0.4
9,612
UGI Corp.
317,869
0.1
15,173
Vistra Corp.
1,781,917
0.3
14,144  WEC Energy Group,
Inc.
1,541,413
0.3

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya VACS Index Series MC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Utilities: (continued)
25,707
Xcel Energy, Inc.
$ 1,819,798
0.4
31,282,644
6.1
Total Common Stock
(Cost $453,642,589)
505,336,141
98.6
EXCHANGE-TRADED FUNDS: 1.1%
65,799  iShares Russell Mid-
Cap ETF
5,597,521
1.1
Total Exchange-Traded
Funds
(Cost $5,371,115)
5,597,521
1.1
Total Long-Term
Investments
(Cost $459,013,704)
510,933,662
99.7
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: 0.8%
Repurchase Agreements: 0.5%
1,000,000
(4)
Daiwa Capital
Markets America
Inc., Repurchase
Agreement dated
03/31/2025, 4.370%,
due 04/01/2025
(Repurchase
Amount $1,000,120,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.000%, Market Value
plus accrued interest
$1,020,000, due
04/10/25-03/01/55)
1,000,000
0.2
872,883
(4)
HSBC Securities
(USA) Inc.,
Repurchase
Agreement dated
03/31/2025, 4.370%,
due 04/01/2025
(Repurchase
Amount $872,987,
collateralized
by various U.S.
Government
Securities, 0.000%-
1.500%, Market
Value plus accrued
interest $890,341, due
02/15/27-02/15/55)
872,883
0.1
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,000,000
(4)
RBC Dominion
Securities, Inc.,
Repurchase
Agreement dated
03/31/2025, 4.360%,
due 04/01/2025
(Repurchase
Amount $1,000,119,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.500%, Market Value
plus accrued interest
$1,020,000, due
04/10/25-12/15/66)
$ 1,000,000
0.2
Total Repurchase
Agreements
(Cost $2,872,883)
2,872,883
0.5
Shares RA Value
Percentage
of Net
Assets
Mutual Funds: 0.3%
1,410,000
(5)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 4.270%
(Cost $1,410,000) $ 1,410,000 0.3
Total Short-Term
Investments
(Cost $4,282,883)
4,282,883
0.8
Total Investments in
Securities
(Cost $463,296,587) $ 515,216,545 100.5
Liabilities in Excess
of Other Assets (2,387,252) (0.5)
Net Assets $ 512,829,293 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
Investment in affiliate.
(4)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)
Rate shown is the 7-day yield as of March 31, 2025.
Sector Diversiﬁcation
Percentage
of Net Assets
Financials 16.5%
Industrials 15.8
Information Technology 13.9
Consumer Discretionary 10.2
Health Care 9.2
Real Estate 7.6
Utilities 6.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya VACS Index Series MC Portfolio
Sector Diversiﬁcation
Percentage
of Net Assets
Energy 5.8%
Materials 5.3
Consumer Staples 4.7
Communication Services 3.5
Exchange-Traded Funds 1.1
Short-Term Investments 0.8
Liabilities in Excess of Other Assets (0.5)
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya VACS Index Series MC Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2025
Asset Table
Investments, at fair value
Common Stock* $ 505,336,141 $ — $ — $ 505,336,141
Exchange-Traded Funds 5,597,521 — — 5,597,521
Short-Term Investments 1,410,000 2,872,883 — 4,282,883
Total Investments, at fair value $ 512,343,662 $ 2,872,883 $ — $ 515,216,545
Liabilities Table
Other Financial Instruments+
Futures $ (1,753) $ — $ — $ (1,753)
Total Liabilities $ (1,753) $ — $ — $ (1,753)
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended March 31, 2025, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Financial, Inc.
$ 262,311 $ 41,608 $ (7,152) $ (5,263) $ 291,504 $ 1,715 $ (431) $ —
$ 262,311 $ 41,608 $ (7,152) $ (5,263) $ 291,504 $ 1,715 $ (431) $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At March 31, 2025, the following futures contracts were outstanding for Voya VACS Index Series MC Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Depreciation
Long Contracts:
S&P Mid 400 E-Mini Index 6 06/20/25 $ 1,763,160 $ (1,753)
$ 1,763,160 $ (1,753)
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 88,294,575
Gross Unrealized Depreciation (36,374,617)
Net Unrealized Appreciation $ 51,919,958